Risk/Return Detail Data - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - USD ($)			12 Months Ended											24 Months Ended		60 Months Ended	120 Months Ended
		Apr. 29, 2026	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2026		Apr. 29, 2026	Apr. 29, 2026
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Intermediate Treasury Bond Index Fund | Fidelity SAI Intermediate Treasury Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.04%
Fee Waiver or Reimbursement	[1]	(0.01%)
Net Expenses (as a percentage of Assets)		0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		12
Expense Example, with Redemption, 5 Years		21
Expense Example, with Redemption, 10 Years		$ 50
Annual Return, Inception Date		Sep. 20, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.95%											2.75%	[2]
Annual Return [Percent]				7.95%
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Intermediate Treasury Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Intermediate Treasury Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Intermediate Treasury Bond Index Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jun. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43 % of the average value of its portfolio.
Portfolio Turnover, Rate		43.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Bloomberg U.S. 5-10 Year Treasury Bond Index. The Bloomberg U.S. 5-10 Year Treasury Bond Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities between five and ten years. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity that generally is expected to be between five and ten years, consistent with that of the index. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. 5-10 Year Treasury Bond Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(0.04%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2025
Highest Quarterly Return		3.53%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2025
Lowest Quarterly Return		1.04%
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares .
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares .
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Intermediate Treasury Bond Index Fund | After Taxes on Distributions | Fidelity SAI Intermediate Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.50%											1.42%	[2]
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Intermediate Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity SAI Intermediate Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.69%											1.54%	[2]
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Intermediate Treasury Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%											2.93%
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Intermediate Treasury Bond Index Fund | LB143
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return, Percent			8.18%											2.88%
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Short-Term Treasury Bond Index Fund | Fidelity SAI Short-Term Treasury Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.07%
Fee Waiver or Reimbursement	[3]	(0.04%)
Net Expenses (as a percentage of Assets)		0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		17
Expense Example, with Redemption, 5 Years		34
Expense Example, with Redemption, 10 Years		$ 84
Annual Return, Inception Date		Sep. 20, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.81%											3.76%	[4]
Annual Return [Percent]				5.81%
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Short-Term Treasury Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Short-Term Treasury Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Short-Term Treasury Bond Index Fund seeks a high level of current income in a manner consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jun. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 84 % of the average value of its portfolio.
Portfolio Turnover, Rate		84.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Bloomberg U.S. 1-5 Year Treasury Bond Index. The Bloomberg U.S. 1-5 Year Treasury Bond Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities between one and five years. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity that generally is expected to be three years or less, consistent with that of the index. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. 1-5 Year Treasury Bond Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.20%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2025
Highest Quarterly Return		2.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2025
Lowest Quarterly Return		1.09%
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares .
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares .
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Short-Term Treasury Bond Index Fund | After Taxes on Distributions | Fidelity SAI Short-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.50%											2.57%	[4]
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Short-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity SAI Short-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.42%											2.36%	[4]
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Short-Term Treasury Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%											2.93%
FidelitySAIIntermediateTreasuryBondIndexFundFidelitySAIShort-TermTreasuryBondIndexFundPro | Fidelity SAI Short-Term Treasury Bond Index Fund | LB154
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return, Percent			5.84%											3.78%
FidelitySeriesLong-TermTreasuryBondIndexFund-PRO | Fidelity Series Long-Term Treasury Bond Index Fund | Fidelity Series Long-Term Treasury Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Annual Return, Inception Date		Jul. 07, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.44%													(7.25%)	(1.84%)	[5]
Annual Return [Percent]				5.44%	(6.14%)	3.24%	(29.41%)	(4.83%)	17.63%	14.27%	(1.65%)	8.47%
FidelitySeriesLong-TermTreasuryBondIndexFund-PRO | Fidelity Series Long-Term Treasury Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Long-Term Treasury Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Long-Term Treasury Bond Index Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20 % of the average value of its portfolio.
Portfolio Turnover, Rate		20.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Bloomberg U.S. Long Treasury Bond Index. The Bloomberg U.S. Long Treasury Bond Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of ten years or more. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity that generally is expected to be 10 years or more, consistent with that of the index. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. Long Treasury Bond Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(0.16%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		22.02%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2021
Lowest Quarterly Return		(13.41%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesLong-TermTreasuryBondIndexFund-PRO | Fidelity Series Long-Term Treasury Bond Index Fund | After Taxes on Distributions | Fidelity Series Long-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.82%													(8.40%)	(3.43%)	[5]
FidelitySeriesLong-TermTreasuryBondIndexFund-PRO | Fidelity Series Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Series Long-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.21%													(5.72%)	(1.71%)	[5]
FidelitySeriesLong-TermTreasuryBondIndexFund-PRO | Fidelity Series Long-Term Treasury Bond Index Fund | LB010
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Long Treasury Bond Index
Average Annual Return, Percent			5.59%													(7.23%)	(1.76%)
FidelitySeriesLong-TermTreasuryBondIndexFund-PRO | Fidelity Series Long-Term Treasury Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	1.49%
FidelitySAIUSTreasuryBondIndexFund-PRO | Fidelity SAI U.S. Treasury Bond Index Fund | Fidelity SAI U.S. Treasury Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.04%
Fee Waiver or Reimbursement	[6]	(0.01%)
Net Expenses (as a percentage of Assets)		0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		12
Expense Example, with Redemption, 5 Years		21
Expense Example, with Redemption, 10 Years		$ 50
Annual Return, Inception Date		Mar. 01, 2016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.12%													(1.04%)	1.07%	[7]
Annual Return [Percent]				6.12%	0.72%	4.18%	(12.65%)	(2.40%)	7.98%	6.64%	0.95%	2.27%
FidelitySAIUSTreasuryBondIndexFund-PRO | Fidelity SAI U.S. Treasury Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI U.S. Treasury Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI U.S. Treasury Bond Index Fund seeks to provide investment results that correspond to the total return of U.S. treasury bonds.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jun. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26 % of the average value of its portfolio.
Portfolio Turnover, Rate		26.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities included in the Bloomberg U.S. Treasury Index. The Bloomberg U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity of one year or more. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. Treasury Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.14%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		8.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.42%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIUSTreasuryBondIndexFund-PRO | Fidelity SAI U.S. Treasury Bond Index Fund | After Taxes on Distributions | Fidelity SAI U.S. Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.65%													(1.91%)	0.17%	[7]
FidelitySAIUSTreasuryBondIndexFund-PRO | Fidelity SAI U.S. Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity SAI U.S. Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.61%													(1.16%)	0.46%	[7]
FidelitySAIUSTreasuryBondIndexFund-PRO | Fidelity SAI U.S. Treasury Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	1.86%
FidelitySAIUSTreasuryBondIndexFund-PRO | Fidelity SAI U.S. Treasury Bond Index Fund | LB009
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Treasury Index
Average Annual Return, Percent			6.32%													(0.99%)	1.13%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | Fidelity Intermediate Treasury Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		10
Expense Example, with Redemption, 5 Years		17
Expense Example, with Redemption, 10 Years		$ 39
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.99%													(0.91%)	1.57%
Annual Return [Percent]				7.99%	0.40%	4.06%	(12.73%)	(3.00%)	9.10%	7.25%	1.24%	2.28%	0.96%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Intermediate Treasury Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Intermediate Treasury Bond Index Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40 % of the average value of its portfolio.
Portfolio Turnover, Rate		40.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Bloomberg U.S. 5-10 Year Treasury Bond Index. The Bloomberg U.S. 5-10 Year Treasury Bond Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities between five and ten years. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity that generally is expected to be between five and 10 years, consistent with that of the index. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. 5-10 Year Treasury Bond Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The initial offering of Fidelity® Intermediate Treasury Bond Index Fund (formerly Institutional Premium Class) took place on October 4, 2017. Returns prior to October 4, 2017 are those of the former Premium Class and have not been restated to reflect current fees.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(0.05%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		8.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(5.97%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions | Fidelity Intermediate Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.44%													(1.89%)	0.58%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Intermediate Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.71%													(1.08%)	0.81%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	2.01%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | LB143
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return, Percent			8.18%													(0.86%)	1.62%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Long-Term Treasury Bond Index Fund | Fidelity Long-Term Treasury Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		10
Expense Example, with Redemption, 5 Years		17
Expense Example, with Redemption, 10 Years		$ 39
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.29%													(7.30%)	(0.05%)
Annual Return [Percent]				5.29%	(6.18%)	3.18%	(29.42%)	(4.86%)	17.81%	14.22%	(1.63%)	8.59%	1.12%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Long-Term Treasury Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Long-Term Treasury Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Long-Term Treasury Bond Index Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25 % of the average value of its portfolio.
Portfolio Turnover, Rate		25.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Bloomberg U.S. Long Treasury Bond Index. The Bloomberg U.S. Long Treasury Bond Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of ten years or more. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity that generally is expected to be 10 years or more, consistent with that of the index. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. Long Treasury Bond Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The initial offering of Fidelity® Long-Term Treasury Bond Index Fund (formerly named Institutional Premium Class) took place on October 4, 2017. Returns prior to October 4, 2017 are those of the former Premium Class and have not been restated to reflect current fees.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		none
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		22.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2021
Lowest Quarterly Return		(13.40%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Long-Term Treasury Bond Index Fund | After Taxes on Distributions | Fidelity Long-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.65%													(8.49%)	(1.29%)
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Long-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.12%													(5.76%)	(0.46%)
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Long-Term Treasury Bond Index Fund | LB010
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Long Treasury Bond Index
Average Annual Return, Percent			5.59%													(7.23%)	0.02%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Long-Term Treasury Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	2.01%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Short-Term Treasury Bond Index Fund | Fidelity Short-Term Treasury Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		10
Expense Example, with Redemption, 5 Years		17
Expense Example, with Redemption, 10 Years		$ 39
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.82%													1.25%	1.78%
Annual Return [Percent]				5.82%	3.25%	4.47%	(5.61%)	(1.25%)	4.40%	4.19%	1.47%	0.67%	0.87%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Short-Term Treasury Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Short-Term Treasury Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Short-Term Treasury Bond Index Fund seeks a high level of current income in a manner consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35 % of the average value of its portfolio.
Portfolio Turnover, Rate		35.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Bloomberg U.S. 1-5 Year Treasury Bond Index. The Bloomberg U.S. 1-5 Year Treasury Bond Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities between one and five years. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity that generally is expected to be three years or less, consistent with that of the index. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. 1-5 Year Treasury Bond Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The initial offering of Fidelity® Short-Term Treasury Bond Index Fund (formerly named Institutional Premium Class) took place on October 4, 2017. Returns prior to October 4, 2017 are those of the former Premium Class and have not been restated to reflect current fees.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.16%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		3.96%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(3.42%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Short-Term Treasury Bond Index Fund | After Taxes on Distributions | Fidelity Short-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.32%													0.41%	1.05%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Short-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Short-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.43%													0.60%	1.05%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Short-Term Treasury Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	2.01%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Short-Term Treasury Bond Index Fund | LB154
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return, Percent			5.84%													1.28%	1.82%
FidelitySAILong-TermTreasuryBondIndexFund-PRO | Fidelity SAI Long-Term Treasury Bond Index Fund | Fidelity SAI Long-Term Treasury Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.04%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.05%
Fee Waiver or Reimbursement	[8]	(0.02%)
Net Expenses (as a percentage of Assets)		0.03%
Expense Example, with Redemption, 1 Year		$ 3
Expense Example, with Redemption, 3 Years		13
Expense Example, with Redemption, 5 Years		26
Expense Example, with Redemption, 10 Years		$ 62
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.38%													(8.34%)	(0.47%)
Annual Return [Percent]				4.38%	(7.78%)	2.69%	(31.39%)	(4.61%)	18.34%	14.35%	(1.24%)	9.04%	1.23%
FidelitySAILong-TermTreasuryBondIndexFund-PRO | Fidelity SAI Long-Term Treasury Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Long-Term Treasury Bond Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Long-Term Treasury Bond Index Fund seeks a high level of current income.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jun. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25 % of the average value of its portfolio.
Portfolio Turnover, Rate		25.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Bloomberg U.S. 20+ Year Treasury Bond Index. The Bloomberg U.S. 20+ Year Treasury Bond Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities equal to or greater than 20 years. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity that is generally expected to be 20 years or more, consistent with that of the index. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. 20+ Year Treasury Bond Index using a smaller number of securities.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.12%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2020
Highest Quarterly Return		22.88%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2021
Lowest Quarterly Return		(13.80%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAILong-TermTreasuryBondIndexFund-PRO | Fidelity SAI Long-Term Treasury Bond Index Fund | After Taxes on Distributions | Fidelity SAI Long-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			2.70%													(9.48%)	(1.80%)
FidelitySAILong-TermTreasuryBondIndexFund-PRO | Fidelity SAI Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity SAI Long-Term Treasury Bond Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.59%													(6.45%)	(0.79%)
FidelitySAILong-TermTreasuryBondIndexFund-PRO | Fidelity SAI Long-Term Treasury Bond Index Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			7.30%													(0.36%)	2.01%
FidelitySAILong-TermTreasuryBondIndexFund-PRO | Fidelity SAI Long-Term Treasury Bond Index Fund | LB145
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. 20+ Year Treasury Bond Index
Average Annual Return, Percent			4.59%													(8.22%)	(0.42%)
Document Type		485BPOS
Registrant Name		Fidelity Salem Street Trust

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.03% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through June 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From September 20, 2024 .
[3]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.03% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through June 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	A From September 20, 2024 .
[5]	A From July 7, 2016 .
[6]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.03% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through June 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[7]	A From March 1, 2016 .
[8]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.03% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through June 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.